Note 10 - Commitments and Contingencies (Details) - Future Minimum Lease Payments Under Operating Leases (USD $)	Jan. 31, 2013
Future Minimum Lease Payments Under Operating Leases [Abstract]
2013	$ 1,979,000
2014	2,025,000
2015	1,701,000
2016	1,562,000
2017	1,450,000
Thereafter	6,750,000
$ 15,467,000